Thompson Hine

September 24, 2018

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Neiman Funds, File No. 811-21290

Dear Sir/Madam:

     On behalf of Neiman Funds, a registered investment company (the "Trust"), we hereby submit, via electronic filing, a preliminary proxy statement related to the Neiman Large Cap Value Fund, Neiman Balanced Allocation Fund, and Neiman Opportunities Fund (the "Funds"), each a series of the Trust. The main purpose of this proxy is to solicit shareholder approval for a new management agreement with the Funds' current investment adviser in anticipation of a change in control of the adviser.

     If you have any questions or comments related to this filing, please contact Parker Bridgeport at 614-469-3238 or Don Mendelsohn at 513-352-6546.

                                                                      Very truly yours,

                                                                      /s/ Parker Bridgeport